Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Schedule of Revenue
	Year ended December 31,
	2023	2022	2021
Travel service	21,561,670	79,092,342	51,818,166
Technology	2,719,463	782,302	-
Cross-board products	7,559,455	83	2,222,782
Total	31,840,588	79,874,727	54,040,948